FERO INDUSTRIES, INC.

17 Reeves Crescent

Red Deer, AB, Canada  T4P 2Z4

January 2, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn:    Barabara C. Jacobs – Assistant Director

Mark P. Shuman – Branch Chief

Hugh Fuller – Staff Attorney

Re:   Fero Industries, Inc.

  Registration Statement on Form SB-2

  Filed October 23, 2007

  File Number 333-146859

Ladies and Gentlemen:

The following responses address the comments of the reviewing Staff of the Commission as set forth in a comment letter dated November 15, 2007 (the "Comment Letter") relating to the Registration Statement on Form SB-2 (the "Registration Statement") of Fero Industries, Inc. (the "Company"). The answers set forth herein refer to each of the Staffs' comments by number.

Selling Stockholders

1.

Please revise this section to disclose the transactions in which the selling stockholders acquired the shares that are now being offered.  Please see Item 507 of Regulation S-B in this regard.

Response

The Company acknowledges the Staff’s comment and has revised the selling stockholder table in accordance with the Staff’s comments.

2.

Please revise the table to disclose the full names of the selling stockholders.

Response

The Company acknowledges the Staff’s comment and has revised the selling stockholder table in accordance with the Staff’s comments.

We hereby acknowledge the following:

•

should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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We appreciate your timely consideration of these matters in your review of the filing referenced above. Thank you in advance for your prompt review and assistance.

Very truly yours,

__________________________

/s/Kyle Schlosser

Chief Executive Officer & President